Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
U.S. Federal	$ 15	$ 0
State & Local	248	304
Foreign	0	0
Total current income tax expense (benefit)	263	304
Deferred
U.S. Federal	0	0
State & Local	0	0
Foreign	(1,853)	0
Total deferred income tax expense (benefit)	(1,853)	0
Total income tax expense (benefit)	$ (1,590)	$ 304